Employee Benefit Plans, defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of defined contribution plan	Defined Contribution Plans TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $16.2 million, $18.4 million and $17.5 million in 2013, 2012 and 2011, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS’ contributions to the 401(k) plan were $24.8 million, $25.0 million and $22.1 million in 2013, 2012 and 2011, respectively. TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.
Pension
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution cost	$ 16.2	$ 18.4	$ 17.5
401(k)
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution cost	$ 24.8	$ 25.0	$ 22.1